Securities (Tables)	12 Months Ended
Dec. 31, 2023
Securities and other financial assets, net
Schedule of All Securities and Other Financial Assets
Securities are presented as follows:

December 31, 2023	Amortized cost	FVOCI	Total
Principal	999,544	11,824	1,011,368
Interest receivable	12,354	41	12,395
Allowance (1)	(1,632)	—	(1,632)
	1,010,266	11,865	1,022,131

December 31, 2022	Amortized cost	FVOCI	Total
Principal	941,971	77,972	1,019,943
Interest receivable	11,240	400	11,640
Allowance (1)	(7,951)	—	(7,951)
	945,260	78,372	1,023,632
(1) As of December 31, 2023 and 2022, the loss allowance for losses for securities at FVOCI for $1 thousand and $10 thousand, respectively are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Schedule of All Securities and Other Financial Assets by Contractual Maturity
Securities by contractual maturity are shown in the following table:

December 31, 2023	Amortized cost	FVOCI	Total
Due within 1 year	157,376	—	157,376
After 1 year but within 5 years	813,012	11,824	824,836
After 5 years but within 10 years	29,156	—	29,156
Balance - principal	999,544	11,824	1,011,368

December 31, 2022	Amortized cost	FVOCI	Total
Due within 1 year	222,666	77,972	300,638
After 1 year but within 5 years	711,328	—	711,328
After 5 years but within 10 years	7,977	—	7,977
Balance - principal	941,971	77,972	1,019,943

Schedule of Securities Pledge to Secure Repurchase Transactions
The following table includes the securities pledged to secure repurchase transactions (see note 19):

	December 31,
	2023	2022
Securities pledged to secure repurchase transactions	342,271	345,187

Securities sold under repurchase agreements	(310,197)	(300,498)